Loans and Other Borrowings - Summary of Reconciliation From Most Directly Comparable IFRS Measure to Net Debt (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Loans and other borrowings	£ 16,876		£ 14,275	£ 12,713
Cash and cash equivalents	(1,666)	£ (528)	(528)	(528)
Current asset investments	(3,214)		(3,022)	(1,520)
Total	11,996		10,725	10,665
To retranslate debt balances at swap rates where hedged by currency swaps	(701)		(874)	(1,419)
To remove accrued interest applied to reflect the effective interest method and fair value adjustments	(260)		(224)	(314)
Net debt	11,035		9,627	8,932
Total listed bonds	15,953		13,491	11,405
Finance leases	206		223	229
Other loans	645		532	710
Bank overdrafts (note 24)	72		29	17
Total other loans and borrowings	717		561	1,079
6.625% Bond Due June 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds				526
5.95% Bond Due January 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds				891
3.25% Bond Due August 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds			541	539
2.35% Bond Due February 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds			572	642
4.38% Bond Due March 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds			455	460
1.125% Bond Due June 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	869		883	863
8.625% Bond Due March 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	300		300	300
0.625% Bond Due March 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	1,289		1,309	1,282
0.5% Bond Due June 2022 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	495		502
1.125% Bond Due March 2023 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	946		961	942
0.875% Bond Due September 2023 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	430
4.5% Bond Due December 2023 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	524
1% Bond Due June 2024 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	498		506
1% Bond Due November 2024 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	943		959
3.50% Index Linked Bond Due April 2025 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	433		419	403
1.75% Bond Due March 2026 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	1,118		1,137	1,113
1.5% Bond Due June 2027 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	993		1,009
2.125% Bond Due September 2028 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	433
5.75% Bond Due December 2028 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	710		721	731
5.125% Bond Due December 2028 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	542
9.625% Bond Due December 2030 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	2,096		1,943	2,191
3.125% Bond Due November 2031 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	502		502
3.64% Bond Due June 2033 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	339
1.613% Index Linked Bond Due June 2033 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	340
6.375% Bond Due June 2037 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	522		522	522
3.883% Bond Due June 2039 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	340
1.739% Index Linked Bond Due June 2039 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	340
3.924% Bond Due June 2042 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	350
1.744% Index Linked Bond Due June 2042 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	351
3.625% bond due November 2047 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	£ 250		£ 250
2.21% Bank Loan Due December 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loan due				£ 352